LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
Equity investments without readily determinable fair values
Impairment of equity investments without readily determinable fair values		¥ (4,000)
Total equity investments without readily determinable fair values, net		22,992	¥ 22,992
Equity method investments
Impairment of equity method investments		(524)
Total equity method investments, net		18,868	18,796
Total long-term investments		41,860	41,788	$ 5,750
A company providing mechanic training
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[1]	11,992	11,992
Other equity investments without readily determinable fair values
Equity investments without readily determinable fair values
Equity investments without readily determinable fair values	[2]	15,000	11,000
Companies providing hockey program management
Equity method investments
Total equity method investments, net		2,257	1,688
A company providing Internet product solutions
Equity method investments
Total equity method investments, net	[3]	¥ 17,135	¥ 17,108

[1]	In October 2015, the Company paid RMB12,000 in cash to acquire 2.86% of the total equity interest in an education company, which provides training for senior mechanic in vehicle maintenance and repair. In 2023, the Company sold a portion of those shares. No impairment loss was recognized for the six months ended June 30, 2023 and 2024, respectively.
[2]	During the years ended December 31, 2018 and 2019, the Company acquired minority equity interests in several third-party companies. No impairment loss was recognized for the six months ended June 30, 2023 and 2024, respectively.
[3]	In January 2018, the Company paid RMB14,000 in cash to acquire a 20% equity interest in a company which provides IT consulting services and programming and accounted for the investment using equity method. No impairment loss was recognized for the six months ended June 30, 2023 and 2024, respectively.